Note 3 - Reverse Merger (Details) (USD $)	12 Months Ended	42 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Aug. 25, 2013	Aug. 24, 2013	Dec. 31, 2013 In Process Research and Development Acquired [Member]	Aug. 25, 2013 Immune Ltd. [Member]	Aug. 25, 2013 AmiKet [Member]
Note 3 - Reverse Merger (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						10,490,090
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			19.00%	19.00%
Business Acquisition, Percentage of Voting Interests Acquired			81.00%	81.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 27,500,000	$ 27,500,000	$ 27,500,000
Business Combination, Overall Fair value of Projects Assumed, Before Valuation Method Discount							91,700,000
Income Approach Discount Rate, Percentage			30.00%
Fair Value of Assumed Projects after Discounted Income Approach, Percentage of Fair Value Retained			30.00%
Deferred Tax Liabilities, Net, Noncurrent	10,870,063	10,870,063			10,900,000
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 6,444,000	$ 6,444,000